Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 HKD ($)	Mar. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum protection amount (in Dollars)							$ 800,000	$ 800,000
Impairment losses (in Dollars)
Settlement percentage			50.00%		50.00%
Revenue (in Dollars)	3,970,674	993,917	$ 7,565,671	1,958,182	$ 8,381,274	$ 6,366,154
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchanges rates							7.8	7.8
Customer Concentration Risk [Member] | One customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					68.10%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					12.10%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage						96.50%
Referral Business [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)		$ 18,416		$ 18,416	$ 540,616
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest			10.00%		10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					70.30%	51.60%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					7.90%	27.70%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					5.50%	15.40%